Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Current Assets [Abstract]
Value-Added Tax receivable	$ 1,076	$ 733
Advanced payment to suppliers	235	303
Deposits, current	32	5
Customer contract assets, current		451
Other current assets	49	42
Total other current assets	$ 1,392	$ 1,534